INCOME AND MINING TAXES - Temporary differences and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 214,520	$ 352,428
Unused tax credits not recognized as deferred tax		12,700
Taxable temporary difference not recognized as deferred income tax	411,400	276,800
Net operating and capital loss carry forwards
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses		56,003
Other deductible temporary differences
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 214,520	$ 296,425